Organization and Business Overview	12 Months Ended
Dec. 31, 2025
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1. ORGANIZATION AND BUSINESS OVERVIEW

Business

Wellchange Holdings Company Limited (the “Company” or “Wellchange”) is a holding company incorporated as an exempted company on July 13, 2023 under the laws of Cayman Islands. The Company is an enterprise software solution services provider headquartered in Hong Kong. The Company provides tailor-made software solutions, cloud-based software-as-a-service (“SaaS”) services, and white-labelled software design and development services. Our mission is to empower our customers and users, in particular, SMBs, to accelerate their digital transformation, optimize productivity, improve customer experiences, and enable resource-efficient growth, with low-cost, user-friendly, reliable and integrated all-in-one Enterprise Resource Planning (ERP) software solutions through its wholly-owned subsidiary in Hong Kong, Wching Tech Ltd Co. Limited (“Wching HK”). The Company’s digitalization solutions enables business owners to manage and monitor their operations via web and mobile phones. Wching HK, began to develop tailor-made IT software since 2012 and provide SaaS offering services since 2019, which was founded by Mr. Shek Kin Pong in Hong Kong on April 20, 2012. Wching HK mainly focuses on the operation of SaaS services and software customization and development services. Wching HK currently offers the following functions: customer acquisition, transaction, settlement, customer management, employee management, data analysis and supply chain services for the duration of the contract period, which is usually one year. The proprietary platform for SaaS services, MR. CLOUD, enables customers to execute various needs in their customer relationship management and enterprise resource planning.

Organization and reorganization

The Company was incorporated under the laws of the Cayman Islands as a limited company on July 13, 2023 and as a holding company. As at the date of its incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares with a par value of US$1.00 each. The Company allotted and issued one ordinary share to Mapcal Limited, incorporated in Cayman Islands, at the incorporation date. On the same day, Mapcal Limited transferred the one ordinary share of the Company to Mr. Shek Kin Pong. On August 23, 2023, Mr. Shek Kin Pong transferred the one ordinary share of the Company to Power Smart International Limited (“Power Smart”), wholly-owned by Mr. Shek Kin Pong.

Victory Hero Capital Limited (“Victory Hero”), a British Virgin Islands (“BVI”) company incorporated by the Company in the BVI on August 14, 2023, is the immediate holding company of Wching HK after the group reorganization (the “Group Reorganization”) (see below).

Wching HK, a company with limited liability incorporated in Hong Kong on April 20, 2012 with issued shares of 10,000, is a wholly-owned subsidiary of Mr. Shek Kin Pong prior to the group reorganization (the “Group Reorganization”) (see below), and is our operating subsidiary in Hong Kong.

Pursuant to a Group Reorganization, to rationalize the structure of the Company and its subsidiaries (collectively, the “Group”) in preparation for the listing of the Company’s shares, the Company became the holding company of the Group on August 30, 2023, which involved (i) the incorporation of the Company on July 13, 2023 and allotment of one ordinary share to Mapcal Limited, a third party, and transfer the one ordinary share to Mr. Shek Kin Pong at par value of US$1; (ii) incorporation of Victory Hero on August 14, 2023 by the Company; (iii) the acquisition of one ordinary share of the Company from Mr. Shek Kin Pong by Power Smart at par value of US$1; (iv) the allotment of 889 ordinary shares of the Company to Power Smart by the Company for the transfer of the entire equity interest in Wching HK, originally wholly-owned by Mr. Shek Kin Pong, by Victory Hero, on August 28, 2023; and (v) further allotment of 45, 35 and 30 ordinary shares of the Company to Ocean Serene Holdings Limited (“Ocean Serene”), Paramount Fortune Capital Limited (“Paramount Fortune”) and Prestige Leader Success Limited (“Prestige Leader”) at a consideration of US$99,724, US$77,563 and US$66,483, respectively, in cash on August 30, 2023. After the Group Reorganization as of August 30, 2023, Power Smart, Ocean Serene, Paramount Fortune and Prestige Leader are holding 89%, 4.5%, 3.5% and 3.0% of equity interest in the Company. The Company, together with its wholly-owned subsidiaries, are effectively controlled by the same Controlling Shareholder, Mr. Shek Kin Pong, i.e., ultimately held as to 100% and 89% by the Controlling Shareholder before and after the Group Reorganization, respectively, and therefore the Group Reorganization is considered as a recapitalization of entities under common control.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the two-year period ended December 31, 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of December 31, 2024 and 2025 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name		Background	Ownership	Principal activities
Victory Hero Capital Limited (“Victory Hero”)	— — —	A BVI company Incorporated on August 14, 2023 Issued share capital of US$1	Wholly-owned by the Company	Investment holding
Wching Tech Ltd Co. Limited (“Wching HK”)	— — —	A Hong Kong company Incorporated on April 20, 2012 Issued share capital of HK$10,000	Wholly-owned by Victory Hero	Provision of customized software solutions, cloud-based software-as-a-service (“SaaS”) services, and white-labelled software design and development services
Power Sweet Home	— — —	A BVI company Incorporated on April 8, 2025 Issued share capital of US$1	Wholly-owned by the Company	Inactive